Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,586,718,600.00
Total Fee Amount	909,625.84
Total Offset Amount	0.00
Net Fee	$ 909,625.84
Offering Table N/A
Offset Table N/A	N/A